Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Income Tax Expense (Benefit)
(1)	Income tax expense (benefit) for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Current income tax expense
Payment of income tax	￦	671,179	357,767	563,681
Adjustment in respect of prior years due to change in estimate		(63,756)	153,113	48,374
Current income tax directly recognized in equity		51,486	(198,714)	(350,348)

		658,909	312,166	261,707

Deferred tax expense (benefit)
Generation and realization of temporary differences		(77,985)	(489,411)	(564,801)
Reclassified from equity to profit (loss)		—	—	(4,964)
Changes of unrecognized tax losses, tax credit and temporary differences for prior periods		(10,471)	(43,653)	(38,708)
Changes in deferred tax on tax losses carryforwards		296,070	(1,641,823)	(9,175,755)
Tax credit carryforwards		32,541	(12,199)	34,019
Amount due to change in tax rate or regulations		—	18,931	73,991

		240,155	(2,168,155)	(9,676,218)

Income tax expense (benefit)	￦	899,064	(1,855,989)	(9,414,511)

Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate
(2)
Reconciliation between actual income tax expense (benefit) and amount computed by applying the statutory tax rate to profit (loss) before income taxes for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Profit (loss) before income tax	￦	2,991,533	(7,071,570)	(33,843,619)

Income tax expense (benefit) computed at applicable tax rate (*1)		822,672	(1,944,682)	(9,306,995)
Adjustments
Effect of applying gradual tax rate		(10,362)	(10,362)	(10,362)
Effect of non-taxable income		(13,593)	(4,983)	(9,471)
Effect of non-deductible expenses		46,776	78,814	39,663
Effect of tax losses that are not recognized as deferred tax asset		—	1,351	19,275
Effects of tax credits and deduction		(63,753)	(43,931)	(98,684)
Reversal of unrecognized deferred tax asset, net		(10,471)	(43,641)	(38,708)
Effect of change in deferred tax due to change in tax rate		(17,590)	18,931	393,416
Deduction of deferred tax assets		55,682	73,887	(85,514)
Deferred tax related to investments in subsidiaries, associates and joint ventures		102,137	(135,878)	(375,064)
Others, net		51,322	1,392	9,559

		140,148	(64,420)	(155,890)
Adjustment in respect of prior years due to change in estimate		(63,756)	153,113	48,374

Income tax expense (benefit)	￦	899,064	(1,855,989)	(9,414,511)

Effective tax rate		30.05%	(*2)	(*2)

(*1)	Applicable tax rate is 27.5% as of December 31, 2020, 2021 and 2022.

(*2)	The effective tax rate for the year ended December 31, 2020 is 30.05 % and the effective tax rate for the years ended December 31, 2021 and 2022 is not calculated due to income tax benefit.

Summary of Income Tax Directly Adjusted to Shareholders' Equity (Except for Accumulated Other Comprehensive Income (Loss))
(3)	Income tax directly adjusted to equity (except for accumulated other comprehensive income (loss)) for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Dividends of hybrid bond	￦	4,273	4,736	4,149
Disposal of subsidiaries		—	—	406

	￦	4,273	4,736	4,555

Summary of Income Tax Recognized as Other Comprehensive Income (Loss)
(4)	Income tax recognized as other comprehensive income (loss) for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022

		In millions of won
Income tax recognized as other comprehensive income (loss)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income	￦	19,447	(9,753)	(31,416)
Net change in the unrealized fair value of derivatives using cash flow hedge accounting, net of tax		(47,231)	24,220	40,390
Remeasurement of defined benefit liability		14,971	(126,890)	(322,489)
Investments in associates		35,714	(53,672)	(66,677)
Others		24,312	(37,355)	25,289

	￦	47,213	(203,450)	(354,903)

Summary of Changes in Deferred Income Tax Assets (Liabilities)
(5)	Changes in deferred tax assets (liabilities) recognized in the consolidated statements of financial position for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	689,787	(4,514)	(126,890)	—	558,383
Cash flow hedge		15,587	(90,217)	24,220	463	(49,947)
Investments in subsidiaries, associates and joint ventures		(8,668,015)	367	(53,672)	—	(8,721,320)
Property, plant and equipment		(7,713,449)	282,988	—	—	(7,430,461)
Finance lease		(211,420)	(204,138)	—	—	(415,558)
Intangible assets		(31,166)	(315)	—	—	(31,481)
Financial assets at fair value through profit or loss		13	(1)	—	—	12
Financial assets at fair value through other comprehensive income		37,950	(816)	(9,753)	—	27,381
Deferred revenue		199,701	(13,310)	—	—	186,391
Provisions		5,916,803	577,511	—	—	6,494,314
Doubtful receivables		—	801	—	—	801
Other finance liabilities		30,399	(3,262)	—	4,273	31,410
Gains or losses on foreign exchange translation		(11,635)	103,046	—	—	91,411
Allowance for doubtful accounts		56,129	8,135	—	—	64,264
Accrued income		8,944	1,058	—	—	10,002
Special deduction for property, plant and equipment		(226,351)	2,224	—	—	(224,127)
Others		1,505,951	(22,769)	(37,355)	—	1,445,827

		(8,400,772)	636,788	(203,450)	4,736	(7,962,698)

Deferred tax on unused tax losses and tax credit
Unused tax losses		893,074	1,666,803	—	—	2,559,877
Excess of donation limit		35,181	34,004	—	—	69,185
Tax credit		105,416	29,274	—	—	134,690

		1,033,671	1,730,081	—	—	2,763,752

	￦	(7,367,101)	2,366,869	(203,450)	4,736	(5,198,946)

		2022
		Beginning balance	Amounts recognized in profit or loss	Amount recognized in other comprehensive income (loss)	Amounts recognized directly in equity	Ending balance

		In millions of won
Deferred tax on temporary differences
Employee benefits	￦	558,383	(36,341)	(322,489)	—	199,553
Cash flow hedge		(49,947)	(46,188)	40,390	405	(55,340)
Investments in subsidiaries, associates and joint ventures		(8,721,320)	410,310	(66,677)	—	(8,377,687)
Property, plant and equipment		(7,430,461)	(111,177)	—	—	(7,541,638)
Finance lease		(415,558)	9,919	—	—	(405,639)
Intangible assets		(31,481)	6,550	—	—	(24,931)
Financial assets at fair value through profit or loss		12	3,445	—	—	3,457
Financial assets at fair value through other comprehensive income		27,381	25,178	(31,416)	—	21,143
Deferred revenue		186,391	(16,411)	—	—	169,980
Provisions		6,494,314	595,030	—	—	7,089,344
Doubtful receivables		801	1,673	—	—	2,474
Other finance liabilities		31,410	(14,142)	—	4,150	21,418
Gains or losses on foreign exchange translation		91,411	42,905	—	—	134,316
Allowance for doubtful accounts		64,264	(6,029)	—	—	58,235
Accrued income		10,002	6,612	—	—	16,614
Special deduction for property, plant and equipment		(224,127)	8,968	—	—	(215,159)
Others		1,445,827	16,456	25,289	—	1,487,572

		(7,962,698)	896,758	(354,903)	4,555	(7,416,288)

Deferred tax on unused tax losses and tax credit
Unused tax losses		2,559,877	9,102,228	—	—	11,662,105
Excess of donation limit		69,185	11,861	—	—	81,046
Tax credit		134,690	15,719	—	—	150,409

		2,763,752	9,129,808	—	—	11,893,560

	￦	(5,198,946)	10,026,566	(354,903)	4,555	4,477,272

Summary of Deferred Income Tax Assets (Liabilities)
(6)	Deferred tax assets (liabilities) recognized in the consolidated statements of financial position as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Deferred tax assets	￦	1,901,992	10,934,375
Deferred tax liabilities		(7,100,938)	(6,457,103)

	￦	(5,198,946)	4,477,272

Summary of Deductible Temporary Differences, Tax Losses and Unused Tax Credits for Which No Deferred Income Tax Assets Were Recognized
(7)	Details of deductible temporary differences, tax losses and unused tax credits for which no deferred tax assets were recognized as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Deductible temporary differences	￦	1,539,980	1,381,532